INCOME TAXES (Narrative) (Details) ₪ in Billions	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforwards				$ 97,411
Federal operating loss carryforwards				$ 10,487,000
Percentage of carried forward indefinitely taxable income				80.00%
Corporate tax rate	23.00%	23.00%	23.00%
Tax rate for non-israeli subsidiaries	21.00%
Threshold limit of consolidated revenues subject to tax rate on income derived from intellectual property | ₪	₪ 10
Tax rate on income derived from intellectual property	12.00%
Tax rate of development area	7.50%
Minimum percentage of annual revenues derived from exports	25.00%
Tax rate on dividends distributed from income from preferred technological enterprises	20.00%
Tax rate on dividend distributed to foreign corporate shareholder	4.00%
Maximum percentage of foreign investors defined for distribution of dividend to foreign corporate shareholder	90.00%